Income tax (Details Narrative)		1 Months Ended	12 Months Ended
		Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax
Tax Rate Effect From Change In Tax Rate Minimum		40.00%
Tax Rate Effect From Change In Tax Rate Maximum		41.00%
Tax rate effect from change in tax rate	[1]		41.00%	45.00%	40.00%

[1]	The tax rate used was the one applicable to the financial Brazilian subsidiaries, which represent the most significant portion of the operations of the Group. The tax rate used is not materially different from the average effective tax rate considering all jurisdictions where the Group has operations. The effect of other tax rates is shown in the table above as "effect of different tax rates –subsidiaries and parent company".